Long-term Debt (Senior Guaranteed Noted) (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,692,100,000		$ 2,038,000,000
Senior guaranteed notes			1,871,400,000
Current notes and debentures issued and current portion of non-current notes and debentures issued	278,100,000		221,600,000
Non-current portion of non-current notes and debentures issued	1,360,700,000		1,649,800,000
Borrowings	1,970,200,000		2,259,600,000	$ 2,905,100,000
Bank debt	331,400,000		388,200,000
Senior guaranteed notes
Disclosure of detailed information about borrowings [line items]
Long-term debt	220,000,000	$ 1,120,000,000
Principal due on maturity	1,473,900,000
Senior guaranteed notes | Cross Currency Derivative Contract Swap 2018
Disclosure of detailed information about borrowings [line items]
Principal	1,220,000,000
Borrowings		1,090,000,000.00
Senior guaranteed notes | January 2022
Disclosure of detailed information about borrowings [line items]
Principal	32,200,000
Borrowings		$ 30,000,000
5.53% Interest, Maturing 4/14/2021
Disclosure of detailed information about borrowings [line items]
Principal	$ 50,000,000.0
Borrowings, interest rate	5.53%	5.53%
Principal due on maturity	$ 0
Senior guaranteed notes	$ 0		50,000,000.0
5.13% Interest, Maturing 4/14/2021
Disclosure of detailed information about borrowings [line items]
Principal		$ 82,000,000.0
Borrowings, interest rate	5.13%	5.13%
Principal due on maturity	$ 0
Senior guaranteed notes	$ 0		104,600,000
3.29% Interest, Maturing 6/20/2021
Disclosure of detailed information about borrowings [line items]
Principal		$ 52,500,000
Borrowings, interest rate	3.29%	3.29%
Principal due on maturity	$ 0
Senior guaranteed notes	0		67,000,000.0
4.76% Interest, Maturing 5/22/2022
Disclosure of detailed information about borrowings [line items]
Principal	$ 25,000,000.0
Borrowings, interest rate	4.76%	4.76%
Principal due on maturity	$ 25,000,000.0
Senior guaranteed notes	$ 25,000,000.0		25,000,000.0
4.00% Interest, Maturing 5/22/2022
Disclosure of detailed information about borrowings [line items]
Principal		$ 200,000,000.0
Borrowings, interest rate	4.00%	4.00%
Principal due on maturity	$ 199,100,000
Senior guaranteed notes	$ 253,100,000		255,100,000
4.12% Interest, Maturing 4/11/2023
Disclosure of detailed information about borrowings [line items]
Principal		$ 61,500,000
Borrowings, interest rate	4.12%	4.12%
Principal due on maturity	$ 80,300,000
Senior guaranteed notes	77,800,000		78,400,000
3.58% Interest, Maturing 4/11/2023
Disclosure of detailed information about borrowings [line items]
Principal	$ 80,000,000.0
Borrowings, interest rate	3.58%	3.58%
Principal due on maturity	$ 80,000,000.0
Senior guaranteed notes	80,000,000.0		80,000,000.0
4.11% Interest, Maturing 6/12/2023
Disclosure of detailed information about borrowings [line items]
Principal	$ 10,000,000.0
Borrowings, interest rate	4.11%	4.11%
Principal due on maturity	$ 10,000,000.0
Senior guaranteed notes	$ 10,000,000.0		10,000,000.0
3.78% Interest, Maturing 6/12/2023
Disclosure of detailed information about borrowings [line items]
Principal		$ 270,000,000.0
Borrowings, interest rate	3.78%	3.78%
Principal due on maturity	$ 274,700,000
Senior guaranteed notes	341,700,000		344,400,000
3.85% Interest, Maturing 6/20/2024
Disclosure of detailed information about borrowings [line items]
Principal	$ 40,000,000.0
Borrowings, interest rate	3.85%	3.85%
Principal due on maturity	$ 40,000,000.0
Senior guaranteed notes	$ 40,000,000.0		40,000,000.0
3.75% Interest, Maturing 6/20/2024
Disclosure of detailed information about borrowings [line items]
Principal		$ 257,500,000
Borrowings, interest rate	3.75%	3.75%
Principal due on maturity	$ 276,400,000
Senior guaranteed notes	$ 325,900,000		328,400,000
4.30% Interest, Maturing 4/11/2025
Disclosure of detailed information about borrowings [line items]
Principal		$ 82,000,000.0
Borrowings, interest rate	4.30%	4.30%
Principal due on maturity	$ 107,000,000.0
Senior guaranteed notes	103,800,000		104,600,000
3.94% Interest, Maturing 4/22/2025
Disclosure of detailed information about borrowings [line items]
Principal	$ 65,000,000.0
Borrowings, interest rate	3.94%	3.94%
Principal due on maturity	$ 65,000,000.0
Senior guaranteed notes	$ 65,000,000.0		65,000,000.0
4.08% Interest, Maturing 4/22/2025
Disclosure of detailed information about borrowings [line items]
Principal		$ 230,000,000.0
Borrowings, interest rate	4.08%	4.08%
Principal due on maturity	$ 291,100,000
Senior guaranteed notes	$ 291,100,000		293,400,000
4.18% Interest, Maturing 4/22/2027
Disclosure of detailed information about borrowings [line items]
Principal		$ 20,000,000.0
Borrowings, interest rate	4.18%	4.18%
Principal due on maturity	$ 25,300,000
Senior guaranteed notes	$ 25,400,000		$ 25,500,000